Pioneer Global Equity Fund

Schedule of Investments | November 30, 2019

Ticker Symbols: Class A GLOSX Class C GCSLX Class K PGEKX Class R PRGEX Class Y PGSYX

Schedule of Investments | 11/30/19 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.7%
	COMMON STOCKS - 99.7% of Net Assets
	Aerospace & Defense - 3.2%
26,474	Raytheon Co.	$5,755,977
16,766	Thales S.A.	1,641,214
	Total Aerospace & Defense	$7,397,191
	Auto Components - 0.8%
47,800	Bridgestone Corp.	$1,912,544
	Total Auto Components	$1,912,544
	Automobiles - 1.2%
39,300	Toyota Motor Corp.	$2,744,979
	Total Automobiles	$2,744,979
	Banks - 10.9%
113,344	ABN AMRO Bank NV (144A)	$1,932,488
138,001	Bank of America Corp.	4,598,193
64,337	BNP Paribas S.A.	3,608,557
26,968	JPMorgan Chase & Co.	3,553,304
91,366	KB Financial Group, Inc.	3,563,751
3,184,230	Lloyds Banking Group Plc	2,509,234
541,900	Mitsubishi UFJ Financial Group, Inc.	2,865,034
53,969	Wells Fargo & Co.	2,939,152
	Total Banks	$25,569,713
	Biotechnology - 0.8%
13,542	AbbVie, Inc.	$1,188,040
2,078(a)	Biogen, Inc.	623,005
	Total Biotechnology	$1,811,045
	Building Products - 0.6%
22,463	Owens Corning	$1,506,369
	Total Building Products	$1,506,369
	Capital Markets - 2.0%
4,236	BlackRock, Inc.	$2,096,439
52,308	Morgan Stanley	2,588,200
	Total Capital Markets	$4,684,639
	Chemicals - 0.8%
7,164	LG Chem, Ltd.	$1,862,368
	Total Chemicals	$1,862,368
	Communications Equipment - 0.5%
6,113(a)	Arista Networks, Inc.	$1,192,830
	Total Communications Equipment	$1,192,830
	Construction Materials - 1.9%
118,702	CRH Plc	$4,527,878
	Total Construction Materials	$4,527,878
	Consumer Finance - 0.8%
21,219	Discover Financial Services	$1,800,856
	Total Consumer Finance	$1,800,856
	Diversified Telecommunication Services - 4.2%
59,107	AT&T, Inc.	$2,209,420
230,857	CenturyLink, Inc.	3,345,118
74,991	Verizon Communications, Inc.	4,517,458
	Total Diversified Telecommunication Services	$10,071,996
	Electrical Equipment - 4.3%
15,591	Eaton Corp. Plc	$1,442,167
17,375(a)	Generac Holdings, Inc.	1,711,437
329,900	Mitsubishi Electric Corp.	4,563,182
110,202	Prysmian S.p.A.	2,510,917
	Total Electrical Equipment	$10,227,703
	Electronic Equipment, Instruments & Components - 1.2%
7,728	CDW Corp.	$1,043,667
9,543	Samsung SDI Co., Ltd.	1,865,555
	Total Electronic Equipment, Instruments & Components	$2,909,222
	Equity Real Estate Investment Trusts (REITs) - 0.3%
4,467	Digital Realty Trust, Inc.	$540,283
	Total Equity Real Estate Investment Trusts (REITs)	$540,283
	Financials - 0.9%
14,036	PNC Financial Services Group, Inc.	$2,150,456
	Total Financials	$2,150,456
	Food & Staples Retailing - 2.7%
43,297	Sysco Corp.	$3,487,573
48,422	Walgreens Boots Alliance, Inc.	2,885,951
	Total Food & Staples Retailing	$6,373,524
	Food Products - 1.1%
58,238	Associated British Foods Plc	$1,934,703
877,000(a)	China Feihe, Ltd. (144A)	808,904
	Total Food Products	$2,743,607
	Health Care Equipment & Supplies - 3.4%
29,843	Medtronic Plc	$3,324,212
32,398	Zimmer Biomet Holdings, Inc.	4,706,781
	Total Health Care Equipment & Supplies	$8,030,993
Shares		Value
	Hotels, Restaurants & Leisure - 0.8%
95,100	KOMEDA Holdings Co., Ltd.	$1,849,335
	Total Hotels, Restaurants & Leisure	$1,849,335
	Household Durables - 1.1%
78,654	Persimmon Plc	$2,599,171
	Total Household Durables	$2,599,171
	Insurance - 7.0%
38,988	American International Group, Inc.	$2,053,108
396,000	Ping An Insurance Group Co. of China, Ltd., Class H	$4,488,131
65,283	Progressive Corp.	4,768,923
25,234	Willis Towers Watson Plc	4,956,967
	Total Insurance	$16,267,129
	Interactive Media & Services - 5.9%
2,379(a)	Alphabet, Inc.	$3,102,430
2,200(a)	Alphabet, Inc., Class C	2,870,912
39,159(a)	Facebook, Inc.	7,896,021
	Total Interactive Media & Services	$13,869,363
	Internet & Direct Marketing Retail - 5.5%
40,000(a)	Alibaba Group Holding, Ltd.	$1,013,823
25,393(a)	Alibaba Group Holding, Ltd. (A.D.R.)	5,078,600
1,823(a)	Booking Holdings, Inc.	3,471,047
91,770	eBay, Inc.	3,259,671
	Total Internet & Direct Marketing Retail	$12,823,141
	IT Services - 2.0%
49,494	Cognizant Technology Solutions Corp.	$3,173,060
7,071	Visa, Inc.	1,304,670
	Total IT Services	$4,477,730
	Machinery - 0.5%
7,275	Stanley Black & Decker, Inc.	$1,147,558
	Total Machinery	$1,147,558
	Metals & Mining - 0.5%
21,106	Nucor Corp.	$1,189,534
	Total Metals & Mining	$1,189,534
	Oil, Gas & Consumable Fuels - 7.2%
50,338	ConocoPhillips	$3,017,260
10,580	Marathon Petroleum Corp.	641,571
49,364	PBF Energy, Inc.	1,545,093
815,500	PTT PCL	1,168,087
324,693	Rosneft Oil Co. PJSC (G.D.R.)	2,202,614
106,130	Royal Dutch Shell Plc	3,048,395
96,833	TOTAL S.A.	5,083,678
	Total Oil, Gas & Consumable Fuels	$16,706,698
	Pharmaceuticals - 3.7%
17,200	Eisai Co. Ltd.	$1,276,321
62,529	GlaxoSmithKline Plc	1,422,151
21,025	Merck & Co., Inc.	1,832,959
26,647	Novartis AG	2,455,848
47,886	Pfizer, Inc.	1,844,569
	Total Pharmaceuticals	$8,831,848
	Real Estate Management & Development - 0.8%
463,846	Vinhomes JSC (144A)	$1,838,843
	Total Real Estate Management & Development	$1,838,843
	Road & Rail - 1.1%
17,063	Kansas City Southern	$2,600,742
	Total Road & Rail	$2,600,742
	Semiconductors & Semiconductor Equipment - 4.2%
19,893(a)	Advanced Micro Devices, Inc.	$778,811
150,834	Infineon Technologies AG	3,221,795
28,360	Intel Corp.	1,646,298
90,517(a)	Micron Technology, Inc.	4,300,463
	Total Semiconductors & Semiconductor Equipment	$9,947,367
	Software - 5.8%
89,719	Microsoft Corp.	$13,581,662
	Total Software	$13,581,662
	Specialty Retail - 0.9%
34,059	TJX Cos., Inc.	$2,082,027
	Total Specialty Retail	$2,082,027
	Technology Hardware, Storage & Peripherals - 4.4%
21,590	Apple, Inc.	$5,769,927
40,125	NetApp, Inc.	2,431,174
50,945	Samsung Electronics Co., Ltd.	2,174,724
	Total Technology Hardware, Storage & Peripherals	$10,375,825
	Textiles, Apparel & Luxury Goods - 0.9%
45,471	Moncler S.p.A.	$1,992,861
	Total Textiles, Apparel & Luxury Goods	$1,992,861
	Trading Companies & Distributors - 3.5%
46,546(a)	AerCap Holdings NV	$2,877,008
34,971(a)	United Rentals, Inc.	5,352,312
	Total Trading Companies & Distributors	$8,229,320
Shares		Value
	Wireless Telecommunication Services - 2.3%
2,669,728	Vodafone Group Plc	$5,306,694
	Total Wireless Telecommunication Services	$5,306,694
	TOTAL COMMON STOCKS
	(Cost $207,447,618)	$233,775,044
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.7%
	(Cost $207,447,618) (b)	$233,775,044
	OTHER ASSETS AND LIABILITIES - 0.3%	$809,684
	NET ASSETS - 100.0%	$234,584,728

REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2019, the value of these securities amounted to $4,580,235, or 2.0% of net assets.

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.
(a)	Non-income producing security.
(b)	Distribution of investments by country of domicile (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:
	United States	58.8%
	United Kingdom	7.2%
	Japan	6.5%
	China	4.9%
	Ireland	4.6%
	France	4.4%
	South Korea	4.0%
	Netherlands	2.1%
	Italy	1.9%
	Germany	1.4%
	Switzerland	1.1%
	Other (individually less than 1%)	3.1%
		100.0%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of November 30, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$5,755,977	$1,641,214	$–	$7,397,191
Auto Components	–	1,912,544	–	1,912,544
Automobiles	–	2,744,979	–	2,744,979
Banks	11,090,649	14,479,064	–	25,569,713
Chemicals	–	1,862,368	–	1,862,368
Construction Materials	–	4,527,878	–	4,527,878
Electrical Equipment	3,153,604	7,074,099	–	10,227,703
Electronic Equipment, Instruments & Components	1,043,667	1,865,555	–	2,909,222
Food Products	–	2,743,607	–	2,743,607
Hotels, Restaurants & Leisure	–	1,849,335	–	1,849,335
Household Durables	–	2,599,171	–	2,599,171
Insurance	11,778,998	4,488,131	–	16,267,129
Internet & Direct Marketing Retail	11,809,318	1,013,823	–	12,823,141
Oil, Gas & Consumable Fuels	5,203,924	11,502,774	–	16,706,698
Pharmaceuticals	3,677,528	5,154,320	–	8,831,848
Real Estate Management & Development	–	1,838,843	–	1,838,843
Semiconductors & Semiconductor Equipment	6,725,572	3,221,795	–	9,947,367
Technology Hardware, Storage & Peripherals	8,201,101	2,174,724	–	10,375,825
Textiles, Apparel & Luxury Goods	–	1,992,861	–	1,992,861
Wireless Telecommunication Services	–	5,306,694	–	5,306,694
All Other Common Stocks	85,340,927	–	–	85,340,927
Total Investments in Securities	$153,781,265	$79,993,779	$–	$233,775,044

During the three months ended November 30, 2019, there were no transfers between Levels 1, 2 and 3.